Benefit Plans (Impact of One Point Change in Assumptions) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Plan Assumptions Sensitivity To Changes [Abstract]
Increase of 1% in the discount rate	$ (1)
Decrease of 1% in the discount rate	4
Increase of 1% in the long-term rate of return on plan assets	(13)
Decrease of 1% in the long-term rate of return on plan assets	$ 13